Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 4,992,834.4	$ 75,363.5	₨ 3,943,449.1
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,534,268.7	23,158.8	1,222,460.6
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,517,064.5	22,899.1	1,205,084.8
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,644.5	24.8	3,886.2
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	15,559.7	234.9	13,489.6
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,458,565.7	52,204.7	2,720,988.5
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	37,423.0		25,835.2
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	589,010.3	8,890.7	486,251.7
Retail Loans | Auto loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	4,494.5		2,718.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	626,152.2	9,451.4	449,381.7
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	4,441.6		2,648.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	791,857.3	11,952.6	660,456.7
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	15,486.0		10,012.5
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	369,992.4	5,584.8	305,995.4
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,150.7		5,559.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	318,692.0	4,810.4	241,368.8
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,068.6		242.7
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	762,861.5	11,514.8	577,534.2
Retail Loans | Other Loan | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,781.6		4,653.5
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	4,939,851.7	$ 74,563.8	3,904,124.3
Performing | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,421,142.7		2,695,153.3
Performing | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	584,515.8		483,533.0
Performing | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	621,710.6		446,733.3
Performing | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	776,371.3		650,444.2
Performing | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	364,841.7		300,436.0
Performing | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	317,623.4		241,126.1
Performing | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 756,079.9		₨ 572,880.7